Ordinary Shares (Details) $ / shares in Units, ¥ in Millions		1 Months Ended
	May 17, 2011 USD ($) $ / shares shares	Jun. 30, 2022 $ / shares shares	Apr. 30, 2021 USD ($) shares	Apr. 30, 2021 CNY (¥) shares	Mar. 31, 2021 USD ($) $ / shares shares	Mar. 31, 2021 CNY (¥) shares	Dec. 31, 2023 $ / shares shares	Dec. 31, 2022 $ / shares shares	Dec. 31, 2018 shares
Ordinary Shares [Line Items]
Common stock shares authorized | $	$ 50,000				$ 200,000,000
Common stock shares authorized (in share)	50,000	1,600,000,000			1,600,000,000
Ordinary shares, par value | $ / shares	$ 1						$ 0.000125
Ordinary shares, shares issued	10								58,808,070
Ordinary shares, shares outstanding									58,808,070
IPO
Ordinary Shares [Line Items]
Net proceeds after deducting the underwriter commissions					$ 737,100,000	¥ 4,800.0
Private Placement
Ordinary Shares [Line Items]
Number of shares issued					13,157,892	13,157,892
Zhihu Holdings Inc
Ordinary Shares [Line Items]
Percentage of total equities	80.00%
Innovation Works Holdings Limited
Ordinary Shares [Line Items]
Percentage of total equities	20.00%
Class A Ordinary shares
Ordinary Shares [Line Items]
Common stock shares authorized (in share)		1,550,000,000			1,500,000,000		1,550,000,000	1,550,000,000
Ordinary shares, par value | $ / shares		$ 0.000125			$ 0.000125		$ 0.000125	$ 0.000125
Ordinary shares, shares issued							287,355,642	297,419,878
Ordinary shares, shares outstanding							287,355,642	297,419,878
Number of shares designated		50,000,000
Class B Ordinary shares
Ordinary Shares [Line Items]
Common stock shares authorized (in share)		50,000,000			50,000,000		50,000,000	50,000,000
Ordinary shares, par value | $ / shares		$ 0.000125			$ 0.000125		$ 0.000125	$ 0.000125
Ordinary shares, shares issued							18,145,605	18,940,652
Ordinary shares, shares outstanding							18,145,605	18,940,652
Class B Ordinary shares | Mr. Yuan Zhou
Ordinary Shares [Line Items]
Ordinary shares, shares issued					19,227,592
Ordinary shares, shares outstanding					19,227,592
American depository shares | IPO
Ordinary Shares [Line Items]
Ordinary shares, par value | $ / shares					$ 0.000125
Number of shares issued					55,000,000	55,000,000
Number of ADSs representing one class A ordinary share					2	2
IPO price per ADS | $ / shares					$ 9.50
American depository shares | Over allotment
Ordinary Shares [Line Items]
Number of shares issued			259,904	259,904
Net proceeds after deducting the underwriter commissions			$ 2,300,000	¥ 15.1
Designated ordinary shares
Ordinary Shares [Line Items]
Common stock shares authorized (in share)					50,000,000
Ordinary shares, par value | $ / shares					$ 0.000125